CONSOLIDATED CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,061,823	$ 2,004,391	$ 1,987,637
Restricted cash	5,420,901	0
Accounts receivable	330,048	771,410	309,354
Other current assets	585,647	194,975
Inventory, net	3,254,630	2,838,791	2,717,173
Other receivables		21,860	162,249
Prepaid expenses		173,115	145,442
Total current assets	10,653,049	5,809,567	5,321,855
Property & equipment, net	6,986,411	7,963,041	8,417,163
Other receivables	32,000	41,000	53,000
Total Assets	17,671,460	13,813,608	13,792,018
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	606,860	581,503	520,358
Other liabilities	297,291	305,510	429,432
Note payable	104,777	113,921	104,777
Accrued interest convertible notes	163,023	0
Derivative conversion feature senior convertible notes	7,403	0
Subordinated convertible notes, net of discount	368,709	0
Senior convertible notes, net of discount	3,526,198	0
Total current liabilities	5,074,261	1,000,934	1,054,567
Deferred revenue	1,007,345	1,262,295	1,573,962
Note payable	247,917	331,247	439,480
Subordinated convertible notes	411,288	0
Derivative liability senior warrants	846,774	0
Derivative liabilities	0	1,217	15,843
Total liabilities	7,587,585	2,595,693	3,083,852
Stockholders’ Equity
Convertible preferred stock-12,500,000 shares authorized	0	0	0
Common stock shares	14,281	11,326	8,552
Additional paid in capital	101,539,455	96,013,439	86,953,180
Retained earnings (deficit)	(91,218,249)	(84,555,174)	(76,001,894)
Cumulative foreign currency translation adjustment	(251,612)	(251,676)	(251,672)
Total stockholders’ equity	10,083,875	11,217,915	10,708,166
Total Liabilities & Stockholders’ Equity	$ 17,671,460	$ 13,813,608	$ 13,792,018